Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

Kimco Realty Corporation 401(k) Plan

Supplemental Information

Schedule H (Form 5500), Line 4i-Schedule of Assets (Held at End of Year) as of December 31, 2024

EIN: 13-2744380 Plan Number: 001

	Identity of issuer,
	borrower, lessor, or similar party	Description of investment	Cost	Current value
(a)	(b)	(c)	(d)	(e)
	Allspring Special Mid Cap Value R6	Mutual Fund	**	$465,072
	Carillion Eagle Mid Cap Growth Fund R6	Mutual Fund	**	1,958,715
	Cohen & Steers Institutional Realty	Mutual Fund	**	1,783,902
	Fidelity Adv Total Bond K6	Mutual Fund	**	3,682,331
	Fidelity Emerging Markets K	Mutual Fund	**	633,170
	Hartford Equity Income R6	Mutual Fund	**	4,188,164
	Hartford Intl Opportunities R6	Mutual Fund	**	2,057,293
	Invesco International Small-Mid Company R6	Mutual Fund	**	952,322
*	Kimco Realty Corp Stock	Company Stock	**	8,798,631
	MFS Growth Fund R6	Mutual Fund	**	11,452,674
	Nuveen Intl Responsible EQ R6	Mutual Fund	**	12,703
*	TRP Stable Value Fund - N	Common/Collective Trust Fund	**	11,186,840
*	T. Rowe Price Retirement 2005 Tr Fund	Common/Collective Trust Fund	**	44,788
*	T. Rowe Price Retirement 2010 Tr Fund	Common/Collective Trust Fund	**	589,781
*	T. Rowe Price Retirement 2015 Tr Fund	Common/Collective Trust Fund	**	3,029,658
*	T. Rowe Price Retirement 2020 Tr Fund	Common/Collective Trust Fund	**	13,672,678
*	T. Rowe Price Retirement 2025 Tr Fund	Common/Collective Trust Fund	**	22,552,645
*	T. Rowe Price Retirement 2030 Tr Fund	Common/Collective Trust Fund	**	28,590,420
*	T. Rowe Price Retirement 2035 Tr Fund	Common/Collective Trust Fund	**	24,516,828
*	T. Rowe Price Retirement 2040 Tr Fund	Common/Collective Trust Fund	**	30,792,331
*	T. Rowe Price Retirement 2045 Tr Fund	Common/Collective Trust Fund	**	17,925,223
*	T. Rowe Price Retirement 2050 Tr Fund	Common/Collective Trust Fund	**	9,160,521
*	T. Rowe Price Retirement 2055 Tr Fund	Common/Collective Trust Fund	**	5,754,367
*	T. Rowe Price Retirement 2060 Tr Fund	Common/Collective Trust Fund	**	2,136,552
*	T. Rowe Price Retirement 2065 Tr Fund	Common/Collective Trust Fund	**	426,054
*	T. Rowe Price Dividend GR I	Mutual Fund	**	5,172,656
*	New Horizons - I CL	Mutual Fund	**	5,247,499
	Undisc Mgrs Behavioral Val R6	Mutual Fund	**	1,026,911
*	US Treasury Money Fund	Mutual Fund	**	41,452
	Vanguard 500 Index Admiral	Mutual Fund	**	13,526,841
	Vanguard Mid-Cap Ind-Admiral	Mutual Fund	**	1,118,799
	Vanguard Small Cap Index, Adm	Mutual Fund	**	1,648,585
	Vanguard Total Bond Index Adm	Mutual Fund	**	757,736
	Vanguard Ttl Intl Stk Ind Adm	Mutual Fund	**	567,952
	Total investments per Financial Statements			235,472,094
*	Participant Loans	Interest rates ranging from 4.25% - 9.50%	-	1,721,128
	Total investments per Form 5500			$237,193,222

*Denotes a party-in-interest as defined by ERISA

**Cost is not required to be disclosed for participant directed investments